Debt - Effect of Derivative Financial Instrument on Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Detail) - Warrant - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Derivative Instruments Gain Loss [Line Items]
Non cash fair value adjustment on detachable warrants exercise		$ 1,200		$ 0
Interest Expense
Derivative Instruments Gain Loss [Line Items]
Non cash fair value adjustment on detachable warrants exercise	$ (4,730)	$ 1,178	$ (4,563)	$ (19)